Other Non-Current Liabilities - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Noncurrent [Line Items]
Pre Existing Warrant Liabilities	¥ 199,040	¥ 0	¥ 0